Concentration of credit risk - Summary of single customers which represent 10% or more of the Group's total accounts payable (Details) - Accounts Payable [Member] - Supplier Concentration Risk [Member] - CNY (¥)
	12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Supplier A [Member]
Concentration Risk [Line Items]
Accounts Payable	¥ 0	[1]	¥ 256,310
Concentration Risk, Percentage	0.00%	[1]	62.00%
Supplier B [Member]
Concentration Risk [Line Items]
Accounts Payable	¥ 25,505		¥ 56,854
Concentration Risk, Percentage	61.00%		14.00%
Supplier C [Member]
Concentration Risk [Line Items]
Accounts Payable	¥ 5,505		¥ 0	[1]
Concentration Risk, Percentage	13.00%		0.00%	[1]

[1]	Represented the percentage below 10%